sae

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1%
	AEROSPACE & DEFENSE - 3.6%
57,149	Mercury Systems, Inc.(a)	$ 2,382,542

	ASSET MANAGEMENT - 3.8%
55,642	Janus Henderson Group plc	2,499,995

	BIOTECH & PHARMA - 7.3%
299,523	Bausch Health Companies, Inc.(a)	2,225,456
136,656	Innoviva, Inc.(a)	2,547,268
		4,772,724
	CHEMICALS - 0.6%
4,512	Rogers Corporation(a)	419,842

	COMMERCIAL SUPPORT SERVICES - 7.0%
345,771	Alight, Inc., Class A	2,368,531
155,043	Vestis Corporation	2,167,501
		4,536,032
	CONSTRUCTION MATERIALS - 0.7%
25,781	MDU Resources Group, Inc.	459,417

	ELECTRIC UTILITIES - 4.2%
531,628	Algonquin Power & Utilities Corporation	2,360,428
23,168	PG&E Corporation	362,579
		2,723,007
	ELECTRICAL EQUIPMENT - 0.8%
6,606	Trimble, Inc.(a)	495,186

	FOOD - 6.8%
35,897	Lamb Weston Holdings, Inc.	2,151,666
67,473	TreeHouse Foods, Inc.(a)	2,329,168
		4,480,834
	GAS & WATER UTILITIES - 3.8%
33,688	Southwest Gas Holdings, Inc.	2,515,820

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 81.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.2%
126,127	Fortrea Holdings, Inc.(a)	$ 2,120,195

	HEALTH CARE REIT - 3.6%
140,456	Healthcare Realty Trust, Inc.	2,352,638

	INFRASTRUCTURE REIT - 0.7%
85,987	Uniti Group, Inc.	468,629

	INTERNET MEDIA & SERVICES - 4.6%
2,480	Expedia Group, Inc.(a)	423,956
72,105	Match Group, Inc.	2,574,148
		2,998,104
	LEISURE FACILITIES & SERVICES - 8.5%
195,207	Bloomin' Brands, Inc.	2,451,801
15,086	Cinemark Holdings, Inc.(a)	431,912
36,496	Restaurant Brands International, Inc.	2,245,964
28,552	Wendy's Company (The)	423,426
		5,553,103
	OIL & GAS PRODUCERS - 1.5%
24,683	CVR Energy, Inc.	467,743
13,104	Suncor Energy, Inc.	492,186
		959,929
	PUBLISHING & BROADCASTING - 1.5%
6,952	Liberty Media Corporation Liberty Live - Class A(a)	500,336
15,262	News Corporation, Class B	483,042
		983,378
	REAL ESTATE OWNERS & DEVELOPERS - 3.6%
30,889	Howard Hughes Holdings, Inc.(a)	2,358,993

	RETAIL - DISCRETIONARY - 0.7%
12,004	Bath & Body Works, Inc.	451,470

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares						Fair Value
	COMMON STOCKS — 81.1% (Continued)
	SEMICONDUCTORS - 0.6%
69,179	Wolfspeed, Inc.(a)					$ 424,067

	SOFTWARE - 4.9%
41,630	Evolent Health, Inc., Class A(a)					435,034
16,998	Gen Digital, Inc.					457,416
59,011	Rapid7, Inc.(a)					2,273,103
						3,165,553
	TECHNOLOGY HARDWARE - 1.3%
13,709	NCR Atleos Corporation(a)					436,769
33,472	NCR Voyix Corporation(a)					411,371
						848,140
	TELECOMMUNICATIONS - 0.7%
13,629	Telephone and Data Systems, Inc.					481,785

	TRANSPORTATION & LOGISTICS - 6.3%
296,607	JetBlue Airways Corporation(a)					1,951,674
70,176	Southwest Airlines Company					2,155,105
						4,106,779
	WHOLESALE - CONSUMER STAPLES - 0.8%
9,406	Chefs' Warehouse, Inc. (The)(a)					506,607

	TOTAL COMMON STOCKS (Cost $56,073,732)					53,064,769

	EXCHANGE-TRADED FUNDS — 17.1%
	EQUITY - 17.1%
20,250	Vanguard S&P 500 ETF					11,204,933

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,253,963)					11,204,933

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.7%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.7%
127	SPDR S&P 500 ETF Trust	BTIG	12/31/2025	$ 590	$ 7,643,114	$ 301,498

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.7% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.7% (Continued)
60	SPDR S&P 500 ETF Trust	BTIG	12/31/2025	$ 600	$ 3,610,920	$ 168,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $475,115)					469,798

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $475,115)					469,798

	TOTAL INVESTMENTS - 98.9% (Cost $67,802,810)					$ 64,739,500
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%					703,670
	NET ASSETS - 100.0%					$ 65,443,170

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SCHEDULE OF INVESTMENTS
LEADERSHARES ACTIVIST LEADERS ETF
JANUARY 31, 2025

Diversification of Assets
Country	% of Net Assets
United States	83.9%
Canada	11.2%
Jersey	3.8%
Total	98.9%
Other Assets Less Liabilities - Net	1.1%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ASSET MANAGEMENT - 3.6%
154,684	Blue Owl Capital, Inc.	$ 4,023,331

	AUTOMOTIVE - 2.9%
120,011	Harley-Davidson, Inc.	3,247,498

	BEVERAGES - 5.6%
12,060	Boston Beer Company, Inc. (The), Class A(a)	3,023,080
68,791	Monster Beverage Corporation(a)	3,350,811
		6,373,891
	CABLE & SATELLITE - 3.4%
160,129	Sirius XM Holdings, Inc.	3,844,697

	CHEMICALS - 3.5%
42,736	CF Industries Holdings, Inc.	3,940,687

	COMMERCIAL SUPPORT SERVICES - 3.4%
68,681	H&R Block, Inc.	3,798,746

	HEALTH CARE FACILITIES & SERVICES - 7.0%
12,098	HCA Healthcare, Inc.	3,991,252
169,523	Premier, Inc., Class A	3,841,391
		7,832,643
	HEALTH CARE REIT - 3.2%
213,827	Healthcare Realty Trust, Inc.	3,581,602

	HOUSEHOLD PRODUCTS - 3.2%
42,931	Spectrum Brands Holdings, Inc.	3,630,245

	INSURANCE - 13.6%
49,698	American International Group, Inc.	3,660,755
120,400	Corebridge Financial, Inc.	4,064,703
32,666	Globe Life, Inc.	3,988,192
99,861	Old Republic International Corporation	3,652,915
		15,366,565

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 6.9%
109,891	Match Group, Inc.	$ 3,923,109
17,601	VeriSign, Inc.(a)	3,784,215
		7,707,324
	LEISURE FACILITIES & SERVICES - 10.2%
50,061	Boyd Gaming Corporation	3,837,176
25,526	Choice Hotels International, Inc.	3,760,746
71,708	Travel + Leisure Company	3,898,046
		11,495,968
	MEDICAL EQUIPMENT & DEVICES - 3.2%
50,152	Hologic, Inc.(a)	3,617,965

	OIL & GAS PRODUCERS - 6.7%
29,661	EOG Resources, Inc.	3,731,057
26,090	Marathon Petroleum Corporation	3,801,574
		7,532,631
	PUBLISHING & BROADCASTING - 3.1%
22,971	Nexstar Media Group, Inc.	3,519,617

	RENEWABLE ENERGY - 3.3%
103,592	HF Sinclair Corporation	3,737,599

	SPECIALTY FINANCE - 3.4%
152,045	MGIC Investment Corporation	3,883,229

	TECHNOLOGY HARDWARE - 6.3%
68,723	Avnet, Inc.	3,550,230
110,963	HP, Inc.	3,606,297
		7,156,527
	TECHNOLOGY SERVICES - 3.1%
35,195	Euronet Worldwide, Inc.(a)	3,466,708

	WHOLESALE - CONSUMER STAPLES - 3.4%
53,494	US Foods Holding Corporation(a)	3,794,329

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
COMMON STOCKS — 99.0% (Continued)

	TOTAL COMMON STOCKS (Cost $107,459,317)	$ 111,551,802

	TOTAL INVESTMENTS - 99.0% (Cost $107,459,317)	$ 111,551,802
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,100,438
	NET ASSETS - 100.0%	$ 112,652,240

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.1%
3,018	Teledyne Technologies, Inc.(a)	$ 1,543,194
8,358	Woodward, Inc.	1,548,319
		3,091,513
	ASSET MANAGEMENT - 4.0%
7,544	Affiliated Managers Group, Inc.	1,417,819
2,625	Ameriprise Financial, Inc.	1,426,320
59,703	Blue Owl Capital, Inc.	1,552,875
8,995	Raymond James Financial, Inc.	1,515,478
		5,912,492
	BEVERAGES - 1.0%
1,123	Coca-Cola Consolidated, Inc.	1,535,837

	BIOTECH & PHARMA - 1.9%
41,386	Exelixis, Inc.(a)	1,371,946
20,341	Incyte Corporation(a)	1,508,488
		2,880,434
	COMMERCIAL SUPPORT SERVICES - 1.0%
26,615	H&R Block, Inc.	1,472,076

	CONSTRUCTION MATERIALS - 2.0%
3,787	Carlisle Companies, Inc.	1,474,885
5,663	Eagle Materials, Inc.	1,453,919
		2,928,804
	CONSUMER SERVICES - 1.0%
8,513	Grand Canyon Education, Inc.(a)	1,495,223

	E-COMMERCE DISCRETIONARY - 1.0%
22,439	eBay, Inc.	1,514,184

	ELECTRIC UTILITIES - 2.2%
15,320	NRG Energy, Inc.	1,569,381
10,053	Vistra Corporation	1,689,205
		3,258,586

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.8%
38,776	API Group Corporation(a)	$ 1,479,304
9,001	Generac Holdings, Inc.(a)	1,344,119
15,109	Otis Worldwide Corporation	1,441,701
38,424	Vontier Corporation	1,481,246
		5,746,370
	ENGINEERING & CONSTRUCTION - 2.9%
13,078	AECOM	1,378,944
3,056	EMCOR Group, Inc.	1,369,271
4,493	TopBuild Corporation(a)	1,539,662
		4,287,877
	ENTERTAINMENT CONTENT - 1.9%
28,645	Fox Corporation, Class A	1,466,052
12,591	Walt Disney Company (The)	1,423,538
		2,889,590
	FOOD - 2.9%
18,415	BellRing Brands, Inc.(a)	1,424,400
30,891	Pilgrim's Pride Corporation(a)	1,437,667
12,210	Post Holdings, Inc.(a)	1,296,214
		4,158,281
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
13,486	Louisiana-Pacific Corporation	1,577,457

	HEALTH CARE FACILITIES & SERVICES - 6.2%
6,210	Cencora, Inc.	1,578,644
9,352	DaVita, Inc.(a)	1,647,823
4,674	HCA Healthcare, Inc.	1,541,999
2,450	McKesson Corporation	1,457,138
11,132	Tenet Healthcare Corporation(a)	1,568,387
7,835	Universal Health Services, Inc., Class B	1,477,368
		9,271,359
	HOME CONSTRUCTION - 5.9%
29,181	AZEK Company, Inc. (The)(a)	1,494,943
9,971	DR Horton, Inc.	1,414,885
19,274	Masco Corporation	1,528,042

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 5.9% (Continued)
170	NVR, Inc.(a)	$ 1,362,751
12,798	PulteGroup, Inc.	1,456,156
11,069	Toll Brothers, Inc.	1,503,281
		8,760,058
	HOUSEHOLD PRODUCTS - 0.9%
16,582	Spectrum Brands Holdings, Inc.	1,402,174

	INDUSTRIAL SUPPORT SERVICES - 2.0%
27,430	Core & Main, Inc., Class A(a)	1,548,149
7,816	WESCO International, Inc.	1,445,960
		2,994,109
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
2,441	Goldman Sachs Group, Inc.	1,563,216
17,685	Jefferies Financial Group, Inc.	1,359,800
16,820	SEI Investments Company	1,456,276
		4,379,292
	INSURANCE - 9.8%
13,522	Aflac, Inc.	1,451,992
19,215	American International Group, Inc.	1,415,377
46,614	Corebridge Financial, Inc.	1,573,688
29,577	Equitable Holdings, Inc.	1,609,579
12,789	Hartford Financial Services Group, Inc. (The)	1,426,613
17,060	MetLife, Inc.	1,475,861
38,615	Old Republic International Corporation	1,412,537
5,159	Primerica, Inc.	1,496,987
19,083	Unum Group	1,455,079
20,317	Voya Financial, Inc.	1,442,304
		14,760,017
	INTERNET MEDIA & SERVICES - 2.8%
279	Booking Holdings, Inc.	1,321,779
7,458	Expedia Group, Inc.(a)	1,274,945
7,075	GoDaddy, Inc., Class A(a)	1,504,499
		4,101,223

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 7.7%
19,351	Boyd Gaming Corporation	$ 1,483,254
9,845	Choice Hotels International, Inc.	1,450,464
5,633	Hilton Worldwide Holdings, Inc.	1,442,442
8,860	Hyatt Hotels Corporation, Class A	1,401,918
5,004	Marriott International, Inc., Class A	1,454,112
14,129	Planet Fitness, Inc., A(a)	1,528,192
27,671	Travel + Leisure Company	1,504,196
13,813	Wyndham Hotels & Resorts, Inc.	1,450,641
		11,715,219
	OIL & GAS PRODUCERS - 1.9%
6,508	Cheniere Energy, Inc.	1,455,514
2,794	Murphy USA, Inc.	1,405,131
		2,860,645
	RETAIL - DISCRETIONARY - 7.2%
8,278	AutoNation, Inc.(a)	1,560,817
438	AutoZone, Inc.(a)	1,467,392
9,810	Builders FirstSource, Inc.(a)	1,641,017
8,054	Ferguson Enterprises, Inc.	1,458,740
3,921	Lithia Motors, Inc.	1,474,688
1,180	O'Reilly Automotive, Inc.(a)	1,527,416
7,527	Williams-Sonoma, Inc.	1,590,982
		10,721,052
	SOFTWARE - 3.3%
15,453	DocuSign, Inc.(a)	1,494,769
4,314	Duolingo, Inc.(a)	1,570,253
13,011	Twilio, Inc., Class A(a)	1,907,152
		4,972,174
	SPECIALTY FINANCE - 3.9%
4,710	American Express Company	1,495,190
58,873	MGIC Investment Corporation	1,503,617
50,530	SLM Corporation	1,410,292
21,482	Synchrony Financial	1,481,828
		5,890,927

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	STEEL - 2.0%
5,175	Reliance, Inc.	$ 1,498,163
12,212	Steel Dynamics, Inc.	1,565,578
		3,063,741
	TECHNOLOGY HARDWARE - 5.1%
23,678	Cisco Systems, Inc.	1,434,887
42,856	HP, Inc.	1,392,820
9,685	Jabil, Inc.	1,572,941
12,080	NetApp, Inc.	1,474,968
11,960	TD SYNNEX Corporation	1,704,420
		7,580,036
	TECHNOLOGY SERVICES - 4.8%
10,936	Booz Allen Hamilton Holding Corporation	1,410,744
17,329	Fidelity National Information Services, Inc.	1,411,794
9,794	Leidos Holdings, Inc.	1,391,042
16,305	PayPal Holdings, Inc.(a)	1,444,297
4,420	Visa, Inc., Class A	1,510,755
		7,168,632
	TOBACCO & CANNABIS - 0.9%
26,872	Altria Group, Inc.	1,403,525

	TRANSPORTATION & LOGISTICS - 0.9%
8,897	Ryder System, Inc.	1,418,271

	TRANSPORTATION EQUIPMENT - 1.0%
7,326	Westinghouse Air Brake Technologies Corporation	1,523,222

	WHOLESALE - CONSUMER STAPLES - 1.0%
20,688	US Foods Holding Corporation(a)	1,467,400

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Shares		Fair Value
COMMON STOCKS — 99.0% (Continued)

	TOTAL COMMON STOCKS (Cost $127,722,229)	$ 148,201,800

	TOTAL INVESTMENTS - 99.0% (Cost $127,722,229)	$ 148,201,800
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,450,076
	NET ASSETS - 100.0%	$ 149,651,876

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
145,729	iShares Russell 2000 ETF	$ 33,004,703
193,138	SPDR Portfolio S&P 500 Growth ETF	17,421,048
473,422	SPDR Portfolio S&P 500 Value ETF	24,901,997
19,730	SPDR S&P 600 Small Cap Growth ETF	1,852,450
153,599	SPDR S&P 600 Small Cap Value ETF	13,645,735
20,334	Vanguard FTSE Emerging Markets ETF	902,830
		91,728,763

	TOTAL EXCHANGE-TRADED FUNDS (Cost $89,279,586)	91,728,763

	TOTAL INVESTMENTS - 99.5% (Cost $89,279,586)	$ 91,728,763
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	479,243
	NET ASSETS - 100.0%	$ 92,208,006

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1%
	AEROSPACE & DEFENSE — 2.4%
147,000	Boeing Company (The)		2.1960	02/04/26	$ 143,235
136,000	Boeing Company (The)		5.1500	05/01/30	135,012
137,000	Boeing Company (The)		5.7050	05/01/40	131,406
138,000	Boeing Company (The)		5.8050	05/01/50	129,843
140,000	Boeing Company (The)		5.9300	05/01/60	130,607
49,000	Bombardier, Inc.(a)		7.8750	04/15/27	49,220
143,000	RTX Corporation		4.1250	11/16/28	139,769
164,000	RTX Corporation		4.5000	06/01/42	142,522
157,000	TransDigm, Inc.		5.5000	11/15/27	155,615
149,000	TransDigm, Inc.(a)		6.7500	08/15/28	151,854
149,000	TransDigm, Inc.(a)		6.8750	12/15/30	152,774
					1,461,857
	AUTOMOTIVE — 0.5%
148,000	Clarios Global, L.P. / Clarios US Finance Company(a)		8.5000	05/15/27	149,068
190,000	Tenneco, Inc.(a)		8.0000	11/17/28	181,533
					330,601
	BANKING — 6.1%
153,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	146,361
150,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	143,924
145,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	141,677
149,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	143,253
170,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	150,380
175,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	151,682
204,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	142,660
197,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	148,510
182,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	143,093
140,000	Citigroup, Inc.(b)	SOFRRATE + 2.842%	3.1060	04/08/26	139,572
142,000	Citigroup, Inc.		4.4500	09/29/27	140,342
145,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	139,782
167,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	146,528

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	BANKING — 6.1% (Continued)
144,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.850%	2.0830	04/22/26	$ 143,154
152,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.885%	1.5780	04/22/27	146,353
162,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	146,473
144,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	140,580
174,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	150,359
132,000	JPMorgan Chase & Company		6.4000	05/15/38	144,679
181,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	142,486
197,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	136,055
145,000	Wells Fargo & Company		3.0000	04/22/26	142,223
146,000	Wells Fargo & Company		3.0000	10/23/26	141,910
154,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	145,497
163,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	147,770
204,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	150,001
156,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	140,098
					3,895,402
	BEVERAGES — 0.8%
143,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	135,135
148,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.9000	02/01/46	133,957
135,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	135,002
144,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	141,099
					545,193
	BIOTECH & PHARMA — 2.7%
139,000	AbbVie, Inc.		3.6000	05/14/25	138,671
144,000	AbbVie, Inc.		2.9500	11/21/26	140,207
152,000	AbbVie, Inc.		3.2000	11/21/29	141,516
163,000	AbbVie, Inc.		4.0500	11/21/39	139,717
167,000	AbbVie, Inc.		4.2500	11/21/49	136,447
164,000	Amgen, Inc.		4.6630	06/15/51	138,375
130,000	AstraZeneca plc		6.4500	09/15/37	142,850
177,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	173,812
148,000	Bristol-Myers Squibb Company		3.4000	07/26/29	139,849
171,000	Bristol-Myers Squibb Company		4.2500	10/26/49	138,552

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	BIOTECH & PHARMA — 2.7% (Continued)
130,000	GlaxoSmithKline Capital, Inc.	6.3750	05/15/38	$ 141,480
120,000	Pfizer, Inc.	7.2000	03/15/39	140,128
				1,711,604
	CABLE & SATELLITE — 5.3%
158,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.1250	05/01/27	155,174
161,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	156,879
165,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	159,601
156,000	CCO Holdings, LLC / CCO Holdings Capital(a)	6.3750	09/01/29	156,188
176,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	163,136
180,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	165,428
186,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	165,169
190,000	CCO Holdings, LLC / CCO Holdings Capital	4.5000	05/01/32	164,935
196,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	06/01/33	166,528
203,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	01/15/34	166,615
141,000	Comcast Corporation	4.1500	10/15/28	138,072
151,000	Comcast Corporation	4.6000	10/15/38	136,190
156,000	Comcast Corporation	4.7000	10/15/48	133,504
224,000	Comcast Corporation	2.8870	11/01/51	135,189
232,000	Comcast Corporation	2.9370	11/01/56	134,436
170,000	DIRECTV Holdings, LLC / DIRECTV Financing Company(a)	5.8750	08/15/27	168,582
201,000	DISH DBS Corporation(a)	5.2500	12/01/26	186,130
209,000	DISH DBS Corporation(a)	5.7500	12/01/28	181,460
156,000	DISH Network Corporation(a)	11.7500	11/15/27	164,842
158,000	Sirius XM Radio, Inc.(a)	5.0000	08/01/27	155,298
172,000	Sirius XM Radio, Inc.(a)	4.0000	07/15/28	161,064
				3,314,420
	CONSTRUCTION MATERIALS — 0.3%
176,000	Standard Industries, Inc.(a)	4.3750	07/15/30	163,655

	CONTAINERS & PACKAGING — 0.2%
156,000	Mauser Packaging Solutions Holding Company(a)	7.8750	08/15/26	157,839

	DIVERSIFIED INDUSTRIALS — 0.2%
131,000	General Electric Company	6.7500	03/15/32	143,703

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	E-COMMERCE DISCRETIONARY — 0.4%
144,000	Amazon.com, Inc.	3.1500	08/22/27	$ 139,546
165,000	Amazon.com, Inc.	4.0500	08/22/47	135,904
				275,450
	ELECTRIC UTILITIES — 0.2%
159,000	FirstEnergy Corporation	4.1500	07/15/27	155,251

	ELECTRICAL EQUIPMENT — 0.5%
150,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	151,913
146,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	148,860
				300,773
	ENGINEERING & CONSTRUCTION — 0.2%
143,000	Brand Industrial Services, Inc.(a)	10.3750	08/01/30	147,644

	ENTERTAINMENT CONTENT — 0.2%
152,000	Univision Communications, Inc.(a)	6.6250	06/01/27	152,164

	FOOD — 1.8%
144,000	Kraft Heinz Foods Company	3.0000	06/01/26	140,803
142,000	Kraft Heinz Foods Company	3.8750	05/15/27	139,407
147,000	Kraft Heinz Foods Company	4.2500	03/01/31	141,172
131,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	147,009
153,000	Kraft Heinz Foods Company	5.0000	06/04/42	138,336
151,000	Kraft Heinz Foods Company	5.2000	07/15/45	137,680
174,000	Kraft Heinz Foods Company	4.3750	06/01/46	141,724
158,000	Kraft Heinz Foods Company	4.8750	10/01/49	136,105
				1,122,236
	HEALTH CARE FACILITIES & SERVICES — 3.6%
173,000	CHS/Community Health Systems, Inc.(a)	5.6250	03/15/27	168,141
141,000	Cigna Group (The)	4.3750	10/15/28	138,430
157,000	Cigna Group (The)	4.9000	12/15/48	134,702
140,000	CVS Health Corporation	4.3000	03/25/28	136,595
154,000	CVS Health Corporation	4.7800	03/25/38	135,338
156,000	CVS Health Corporation	5.1250	07/20/45	133,693

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.6% (Continued)
159,000	CVS Health Corporation		5.0500	03/25/48	$ 133,049
184,000	DaVita, Inc.(a)		4.6250	06/01/30	171,660
136,000	HCA, Inc.		5.3750	02/01/25	136,000
134,000	HCA, Inc.		5.8750	02/15/26	134,644
147,000	HCA, Inc.		5.6250	09/01/28	149,169
158,000	HCA, Inc.		3.5000	09/01/30	144,171
150,000	Tenet Healthcare Corporation		6.2500	02/01/27	150,418
157,000	Tenet Healthcare Corporation		5.1250	11/01/27	155,424
155,000	Tenet Healthcare Corporation		6.1250	10/01/28	155,199
154,000	Tenet Healthcare Corporation		6.1250	06/15/30	155,106
					2,331,739
	HOME & OFFICE PRODUCTS — 0.1%
94,000	Newell Brands, Inc.		5.2000	04/01/26	94,370

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
146,000	Chart Industries, Inc.(a)		7.5000	01/01/30	153,002

	INDUSTRIAL SUPPORT SERVICES — 0.2%
157,000	United Rentals North America, Inc.		4.8750	01/15/28	154,957

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
139,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	138,763
143,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	139,729
172,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	147,570
137,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	146,990
138,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	146,153
140,000	Morgan Stanley		3.8750	01/27/26	139,166
153,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	147,093
144,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	140,806
167,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	149,142
					1,295,412

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	INSURANCE — 0.2%
145,000	HUB International Ltd.(a)	7.2500	06/15/30	$ 150,034

	INTERNET MEDIA & SERVICES — 0.3%
165,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	161,258

	LEISURE FACILITIES & SERVICES — 2.4%
165,000	1011778 BC ULC / New Red Finance, Inc.(a)	3.8750	01/15/28	157,625
44,000	Caesars Entertainment, Inc.(a)	8.1250	07/01/27	44,517
149,000	Caesars Entertainment, Inc.(a)	7.0000	02/15/30	153,686
148,000	Carnival Corporation(a)	7.6250	03/01/26	148,366
159,000	Carnival Corporation(a)	5.7500	03/01/27	159,466
169,000	Carnival Corporation(a)	4.0000	08/01/28	161,796
174,000	Carnival Corporation(a)	6.0000	05/01/29	174,473
134,000	Carnival Holdings Bermuda Ltd.(a)	10.3750	05/01/28	142,696
180,000	New Red Finance, Inc.(a)	4.0000	10/15/30	163,161
158,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	158,568
				1,464,354
	MEDICAL EQUIPMENT & DEVICES — 1.2%
141,000	Abbott Laboratories	4.9000	11/30/46	131,588
162,000	Avantor Funding, Inc.(a)	4.6250	07/15/28	156,736
145,000	Bausch & Lomb Escrow Corporation(a)	8.3750	10/01/28	151,731
173,000	Medline Borrower, L.P.(a)	3.8750	04/01/29	161,663
169,000	Medline Borrower, L.P.(a)	5.2500	10/01/29	164,432
				766,150
	METALS & MINING — 0.5%
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	143,480
168,000	Novelis Corporation(a)	4.7500	01/30/30	157,933
				301,413
	OIL & GAS PRODUCERS — 3.1%
174,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	161,183
144,000	Civitas Resources, Inc.(a)	8.3750	07/01/28	150,758
143,000	Civitas Resources, Inc.(a)	8.7500	07/01/31	151,072
130,000	ConocoPhillips	6.5000	02/01/39	141,041
190,000	ConocoPhillips Company	4.0250	03/15/62	136,837

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	OIL & GAS PRODUCERS — 3.1% (Continued)
140,000	Continental Resources, Inc./OK(a)	5.7500	01/15/31	$ 140,104
159,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	155,184
171,000	Shell Finance US, Inc.	4.3750	05/11/45	143,520
131,000	Shell International Finance BV	6.3750	12/15/38	143,002
150,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	156,848
143,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	159,692
152,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	160,092
145,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	159,710
				1,959,043
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
143,000	Weatherford International Ltd.(a)	8.6250	04/30/30	148,423

	PUBLISHING & BROADCASTING — 0.2%
160,000	Nexstar Media, Inc.(a)	5.6250	07/15/27	157,971

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
161,000	SBA Communications Corporation	3.8750	02/15/27	155,970
177,000	SBA Communications Corporation	3.1250	02/01/29	161,206
152,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL Capital, LLC(a)	10.5000	02/15/28	162,614
				479,790
	RETAIL - DISCRETIONARY — 0.2%
136,000	Home Depot, Inc. (The)	5.8750	12/16/36	143,199

	SEMICONDUCTORS — 0.5%
184,000	Broadcom, Inc.(a)	3.1370	11/15/35	149,385
188,000	Broadcom, Inc.(a)	3.1870	11/15/36	150,615
				300,000
	SOFTWARE — 3.0%
170,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	174,279
178,000	McAfee Corporation(a)	7.3750	02/15/30	175,548
145,000	Microsoft Corporation	2.4000	08/08/26	140,929
141,000	Microsoft Corporation	3.3000	02/06/27	138,221
218,000	Microsoft Corporation	2.5250	06/01/50	133,635
199,000	Microsoft Corporation	2.9210	03/17/52	130,980

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	SOFTWARE — 3.0% (Continued)
178,000	AthenaHealth Group, Inc. (a)	6.5000	02/15/30	$ 172,509
224,000	Microsoft Corporation	2.6750	06/01/60	130,647
142,000	Oracle Corporation	2.5000	04/01/25	141,536
197,000	Oracle Corporation	3.6000	04/01/50	137,082
201,000	Oracle Corporation	3.8500	04/01/60	137,308
165,000	Picard Midco, Inc.(a)	6.5000	03/31/29	162,474
155,000	SS&C Technologies, Inc.(a)	5.5000	09/30/27	154,705
				1,929,853
	SPECIALTY FINANCE — 0.2%
148,000	OneMain Finance Corporation	7.1250	03/15/26	151,052

	TECHNOLOGY HARDWARE — 1.5%
140,000	Apple, Inc.	3.2500	02/23/26	138,532
164,000	Apple, Inc.	3.8500	05/04/43	136,048
144,000	Apple, Inc.	4.6500	02/23/46	131,809
100,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	101,378
168,000	Imola Merger Corporation(a)	4.7500	05/15/29	160,381
143,000	NCR Atleos Escrow Corporation(a)	9.5000	04/01/29	156,124
156,000	Western Digital Corporation	4.7500	02/15/26	155,209
				979,481
	TECHNOLOGY SERVICES — 0.6%
163,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	139,180
141,000	Visa, Inc.	3.1500	12/14/25	139,640
156,000	Visa, Inc.	4.3000	12/14/45	133,590
				412,410
	TELECOMMUNICATIONS — 5.1%
142,000	AT&T, Inc.	4.3500	03/01/29	139,231
144,000	AT&T, Inc.	4.3000	02/15/30	139,656
184,000	AT&T, Inc.	2.5500	12/01/33	148,400
209,000	AT&T, Inc.	3.5000	09/15/53	141,157
210,000	AT&T, Inc.	3.5500	09/15/55	140,874
202,000	AT&T, Inc.	3.8000	12/01/57	140,225
211,000	AT&T, Inc.	3.6500	09/15/59	140,623
117,000	British Telecommunications plc	9.6250	12/15/30	141,804

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	TELECOMMUNICATIONS — 5.1% (Continued)
121,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	$ 140,668
171,000	Frontier Communications Corporation(a)		5.0000	05/01/28	169,570
164,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	148,632
117,000	Orange S.A.		9.0000	03/01/31	139,634
146,000	Verizon Communications, Inc.		4.1250	03/16/27	144,501
141,000	Verizon Communications, Inc.		4.3290	09/21/28	138,949
146,000	Verizon Communications, Inc.		4.0160	12/03/29	140,333
170,000	Verizon Communications, Inc.		2.5500	03/21/31	147,210
147,000	Verizon Communications, Inc.		4.5000	08/10/33	138,980
191,000	Verizon Communications, Inc.		3.4000	03/22/41	144,994
155,000	Verizon Communications, Inc.		4.8620	08/21/46	138,178
203,000	Verizon Communications, Inc.		3.5500	03/22/51	142,775
193,000	Verizon Communications, Inc.		3.7000	03/22/61	131,056
152,000	Vodafone Group plc		5.2500	05/30/48	140,463
147,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	153,148
					3,291,061
	TOBACCO & CANNABIS — 0.2%
146,000	BAT Capital Corporation		3.5570	08/15/27	141,543

	TRANSPORTATION & LOGISTICS — 1.1%
67,083	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	67,091
158,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	157,713
143,000	Delta Air Lines, Inc.		7.3750	01/15/26	146,048
159,000	United Airlines, Inc.(a)		4.3750	04/15/26	156,842
172,000	United Airlines, Inc.(a)		4.6250	04/15/29	165,282
					692,976
	TOTAL CORPORATE BONDS (Cost $33,272,828)				31,537,283

	U.S. GOVERNMENT & AGENCIES — 49.3%
	U.S. TREASURY BILLS — 49.3%
28,550,000	United States Treasury Bill(c)		2.1500	02/06/25	28,539,901

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.3% (Continued)
	U.S. TREASURY BILLS — 49.3% (Continued)
3,015,000	United States Treasury Note	1.5000	02/15/25	$ 3,012,207
88,000	United States Treasury Note	1.6250	05/15/31	74,513
81,000	United States Treasury Note	2.2500	05/15/41	57,709
86,000	United States Treasury Note	2.3750	05/15/51	54,042
				31,738,373
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $31,792,562)			31,738,373

	TOTAL INVESTMENTS - 98.4% (Cost $65,065,390)			$ 63,275,656
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			1,000,095
	NET ASSETS - 100.0%			$ 64,275,751

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Treasury Secured Overnight Financing Rate (SOFR) 3 Month
USSW5	USD 5 Years Interest Rate Swap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $11,623,181 or 18.1% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(c)	Zero coupon bond. Rate disclosed is the current yield as of January 31, 2025.